Fair Value of Financial Assets and Liabilities - Summary of Aggregate Deferred Day One Profit (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of detailed information about financial instruments [abstract]
Balance at beginning of period	¥ 5,285	¥ 7,408
Increase (decrease) due to new trades	939	(345)
Reduction due to redemption, sales or passage of time	(2,284)	(3,408)
Balance at end of period	¥ 3,940	¥ 3,655